PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	Feb. 28, 2023	Feb. 28, 2022
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 423,891	$ 526,774
Less: accumulated depreciation	(125,562)	(215,589)
Less: accumulated impairment loss	(9,452)	(29,959)
Property and equipment, net	288,877	281,226
Building
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	59,987	65,922
Leasehold improvement
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	50,126	115,760
Computer, network equipment and software
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	96,162	173,685
Vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	810	899
Office equipment and furniture
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	6,627	19,071
Construction in progress
PROPERTY AND EQUIPMENT, NET
Property and equipment, gross	$ 210,179	$ 151,437